Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(24) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2016 are as follows:

	December 31, 2016
	RMB	US$
Operating lease commitments	143	21

The Company leases warehouses, staff quarters and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2016, 2015 and 2014, total rental expenses for non-cancelable operating leases were RMB291 (US$42), RMB206 and RMB436, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2016 were RMB541 (US$78).

(c) Outstanding bills receivable discounted

As of December 31, 2016, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business. Shandong Fuwei is currently a party to two legal proceedings in China.

On July 9, 2012, a client filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei claiming RMB953 plus interest over disputes arising from a Procurement Contract between the parties. Shandong Fuwei raised a jurisdictional objection upon filing its plea, and Beijing Daxing District People’s Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People’s Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence. On June 25, 2013, the case was heard in Beijing Daxing District People’s Court again and it was further adjourned due to plaintiff’s failure to provide sufficient evidence. The case was then scheduled to be heard on August 7, 2013. However, on the day prior to re-scheduled hearing, Shandong Fuwei was informed by Beijing Daxing District People’s Court that the hearing was adjourned further for the same reason that plaintiff failed to provide sufficient evidence. On April 21, 2014, the case was heard, and the plaintiff failed to provide sufficient evidence and the hearing was further adjourned. On May 28, 2014, the case was heard and the plaintiff provided some evidence. On August 25, 2014, the case was heard again. On November 5, 2014, the court accepted the withdrawal application from the plaintiff. On November 26, 2014, the plaintiff filed a second lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties claiming RMB618 plus interest as a result of non- payment. The case was heard on January 26, 2015, where the two parties testified over the relevant evidence. The case was heard on March 3, 2015, October 26, 2015 and May 11, 2016. To date, the case has not been decided. We are unable to predict the outcome of this lawsuit and therefore cannot determine the likelihood of loss nor estimate a range of possible loss.

On January 21, 2014, Shandong Fuwei received a complaint from Zeng Wenhong, a Hong Kong citizen, against Shandong Fuwei with a claim for a refund of US$500 (approximately RMB4,138) and related interest of RMB2,332. The plaintiff alleged that Shandong Fuwei has agreed to sell to the plaintiff ordinary shares of the Company pursuant to an oral agreement between the plaintiff and Shandong Fuwei in June 2005, and as a result the plaintiff transferred US$500 to Wellplus Investments (Hong Kong) Limited to be used for acquiring the ordinary shares of the Company. However, the plaintiff never received such shares. The case was heard by the Intermediate People's Court of Weifang on April 3, 2014 and October 28, 2014. On September 25, 2015, Shandong Fuwei received a written judgment issued by the Intermediate People’s Court of Weifang ordering Shandong Fuwei to refund US$500 together with its interest to the plaintiff. Shandong Fuwei filed for an appeal to the High People’s Court’s of Shandong Province within the appeal period. On April 29, 2016 and June 7, 2016, the case was heard by the High People’s Court’s of Shandong Province for the first time. On June 20, 2016, the High People’s Court’s of Shandong Province reversed the judgment issued by the Intermediate People’s Court of Weifang and dismissed the lawsuit filed by Zeng Wenhong. The plaintiff, Zeng Wenhong, became responsible for the court acceptance fees for first and second hearings. This was a final decision of High People’s Court of Shandong Province. On March 6, 2017, Shandong Fuwei received a notice of application for retrial from The Supreme People’s Court of The People’s Republic of China stating that Zeng Wenhong has filed for an appeal to The Supreme People’s Court of The People’s Republic of China regarding the decision issued by the High People’s Court’s of Shandong Province on June 20, 2016 requesting a retrial by The Supreme People’s Court of The People’s Republic of China. Shandong Fuwei has submitted its written response to The Supreme People’s Court of The People’s Republic of China and the case is currently under review.